ZHEJIANG TIANLAN CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	Ordinary CNY (¥)	Capital reserve CNY (¥)	PRC statutory reserves CNY (¥)	Retained Earnings USD ($)	Retained Earnings CNY (¥)	Noncontrolling Interest USD ($)	Noncontrolling Interest CNY (¥)
Beginning Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2014		¥ 156,440	¥ 61,200	¥ 43,189	¥ 6,821		¥ 43,710		¥ 1,520
Net income / (loss) | ZHEJIANG TIANLAN		21,753					21,671		82
Net income / (loss) | $	$ (1,007)					$ (616)		$ (391)
Dividend paid | ZHEJIANG TIANLAN		(9,180)					(9,180)
Appropriation of reserves | ZHEJIANG TIANLAN		0			2,273		(2,273)
Issue share capital by transfer from statutory reserves | ZHEJIANG TIANLAN		0	18,972	(18,972)
Deemed disposal of subsidiary | ZHEJIANG TIANLAN		0
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2015		169,013	80,172	24,217	9,094		53,928		1,602
Net income / (loss) | ZHEJIANG TIANLAN		22,642					23,228		(586)
Net income / (loss) | $	158					231		(73)
Dividend paid | ZHEJIANG TIANLAN		(9,220)					(9,220)
Appropriation of reserves | ZHEJIANG TIANLAN		0			2,542		(2,542)
Appropriation of reserves | $	0					(37)
Deemed disposal of subsidiary | ZHEJIANG TIANLAN		1,000		103					897
Issue share capital | ZHEJIANG TIANLAN		3,360	1,200	2,160
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2016		186,795	81,372	26,480	11,636		65,394		1,913
Net income / (loss) | ZHEJIANG TIANLAN		26,215					26,234		(19)
Net income / (loss) | $	$ 367					$ 473		$ (106)
Dividend paid | ZHEJIANG TIANLAN		(9,496)					(9,496)
Appropriation of reserves | ZHEJIANG TIANLAN		0			2,486		(2,486)
Deemed disposal of subsidiary | ZHEJIANG TIANLAN		0
Issue share capital | ZHEJIANG TIANLAN		7,800	1,200	6,000					600
Ending Balance, amount (ZHEJIANG TIANLAN) at Dec. 31, 2017		¥ 211,314	¥ 82,572	¥ 32,480	¥ 14,122		¥ 79,646		¥ 2,494